This is filed pursuant to Rule 497(e).

AllianceBernstein Americas Government Income Trust, Inc.
File Nos. 33-45328 and 811-06554.

AllianceBernstein Global Strategic Income Trust, Inc.
File Nos. 33-63797 and 811-07391.

AllianceBernstein High Yield Fund, Inc.
File Nos. 333-18505 and 811-09160.

AllianceBernstein Multi-Market Strategy Trust, Inc.
File Nos. 33-39350 and 811-06251.

AllianceBernstein All-Asia Investment Fund, Inc.
File Nos. 33-84270 and 811-08776.

AllianceBernstein Global Small Cap Fund, Inc.
File Nos. 2-25364 and 811-01415.

AllianceBernstein Greater China '97 Fund, Inc.
File Nos. 333-26229 and 811-08201.

AllianceBernstein Health Care Fund, Inc.
File Nos. 333-77953 and 811-09329.

AllianceBernstein International Premier Growth Fund, Inc.
File Nos. 333-41375 and 811-08527.

AllianceBernstein Mid-Cap Growth Fund, Inc.
File Nos. 2-10768 and 811-00204.

AllianceBernstein New Europe Fund, Inc.
File Nos. 33-37848 and 811-06028.

AllianceBernstein Premier Growth Fund, Inc.
File Nos. 33-49530 and 811-06730.

AllianceBernstein Quasar Fund, Inc.
File Nos. 2-29901 and 811-01716.

AllianceBernstein Technology Fund, Inc.
File Nos. 2-70427 and 811-03131.

AllianceBernstein Worldwide Privatization Fund, Inc.
File Nos. 33-76598 and 811-08426.

The AllianceBernstein Portfolios
File Nos. 33-12988 and 811-05088

AllianceBernstein Institutional Funds, Inc.
File Nos. 333-37177 and 811-08403.

AllianceBernstein Municipal Income Fund, Inc.
File Nos. 33-07812 and 811-04791

AllianceBernstein Municipal Income Fund II
File Nos. 33-60560 and 811-07618

AllianceBernstein Select Investor Series, Inc.
File Nos. 333-08818 and 811-09176.

AllianceBernstein Balanced Shares, Inc.
File Nos. 2-10988 and 811-00134.

AllianceBernstein Disciplined Value Fund, Inc.
File Nos. 333-90261 and 811-09687.

AllianceBernstein Growth and Income Fund, Inc.
File Nos. 2-11023 and 811-00126.

AllianceBernstein Real Estate Investment Fund, Inc.
File Nos. 333-08153 and 811-07707.

AllianceBernstein Utility Income Fund, Inc.
File Nos. 33-66630 and 811-07916.

AllianceBernstein Trust
File Nos. 333-51938 and 811-10221.

AllianceBernstein Bond Fund, Inc.
File Nos. 2-48227 and 811-2383.

AllianceBernstein Emerging Market Debt Fund, Inc.
File Nos. 33-72460 and 811-08188.

AllianceBernstein Exchange Reserves
File Nos. 33-74230 and 811-08294.

AllianceBernstein Blended Style Series, Inc.
File Nos. 333-87002 and 811-21081.

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT [LOGO] SM




              ALLIANCEBERNSTEIN BLENDED STYLE SERIES


                   ALLIANCEBERNSTEIN BOND FUNDS


               ALLIANCEBERNSTEIN EXCHANGE RESERVES


                  ALLIANCEBERNSTEIN GROWTH FUNDS


              ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS
       AllianceBernstein Premier Growth Institutional Fund
           AllianceBernstein Quasar Institutional Fund
   AllianceBernstein Real Estate Investment Institutional Fund


          ALLIANCEBERNSTEIN MUNICIPAL INCOME PORTFOLIOS
                        National Portfolio
                    Insured National Portfolio
                       California Portfolio
                   Insured California Portfolio
                        Arizona Portfolio
                        Florida Portfolio
                     Massachusetts Portfolio
                        Michigan Portfolio
                       Minnesota Portfolio
                       New Jersey Portfolio
                        New York Portfolio
                          Ohio Portfolio
                      Pennsylvania Portfolio
                        Virginia Portfolio


             ALLIANCEBERNSTEIN SELECT INVESTOR SERIES
                        Premier Portfolio
                       Technology Portfolio


             ALLIANCEBERNSTEIN SELECT INVESTOR SERIES
                     Biotechnology Portfolio


                  ALLIANCEBERNSTEIN VALUE FUNDS


               ALLIANCEBERNSTEIN WEALTH STRATEGIES
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Supplement dated October 10, 2003 to:

The Prospectuses dated March 31, 2003 of the AllianceBernstein Bond Fund, AllianceBernstein High Yield Fund, AllianceBernstein Global Strategic Income Trust, AllianceBernstein Americas Government Income Trust, AllianceBernstein Emerging Market Debt Fund, AllianceBernstein Multi-Market Strategy Trust, AllianceBernstein Premier Growth Fund, The AllianceBernstein Portfolios - AllianceBernstein Growth Fund, AllianceBernstein Mid-Cap Growth Fund, AllianceBernstein Quasar Fund, AllianceBernstein Technology Fund, AllianceBernstein Health Care Fund, AllianceBernstein International Premier Growth Fund, AllianceBernstein Global Small Cap Fund, AllianceBernstein Worldwide Privatization Fund, AllianceBernstein New Europe Fund, AllianceBernstein All-Asia Investment Fund, AllianceBernstein Greater China '97 Fund, AllianceBernstein Institutional Funds-AllianceBernstein Premier Growth Institutional Fund, AllianceBernstein Quasar Institutional Fund and AllianceBernstein Real Estate Investment Institutional Fund, AllianceBernstein Municipal Income Fund, AllianceBernstein Municipal Income Fund II, AllianceBernstein Select Investor Series, AllianceBernstein Trust, AllianceBernstein Growth and Income Fund, AllianceBernstein Disciplined Value Fund, AllianceBernstein Balanced Shares, AllianceBernstein Utility Income Fund and AllianceBernstein Real Estate Investment Fund;

The Prospectus dated October 1, 2003 of AllianceBernstein Blended
Style Series;


The Prospectus dated January 30, 2003 that offers Class A, Class
B, Class C and Advisor Class shares and the Prospectus dated May
6, 2003 that offers Class D shares of AllianceBernstein Exchange
Reserves; and

The Prospectus dated September 2, 2003 of The AllianceBernstein Portfolios-AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Wealth Preservation Strategy, AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Preservation Strategy.

All of the funds listed above are hereinafter referred to as the "Funds".

This Supplement provides additional information under the heading "Management of the Fund(s)", "Management of the Portfolios" or "Management of the Strategies" and supersedes certain information relating to the AllianceBernstein Technology Fund under the heading "Management of the Fund-Portfolio Managers" in the applicable Prospectuses.

Management of the Fund(s)/Management of the Portfolios/Management of the Strategies

         Alliance Capital Management L.P. ("Alliance Capital"), the Funds' Adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Alliance Capital has been providing full cooperation with respect to these investigations.

         Based on the preliminary results of its own ongoing internal investigation concerning mutual fund transactions, Alliance Capital has identified conflicts of interest in connection with certain market timing transactions. In this regard, Alliance Capital has suspended two of its employees, one of whom had been the portfolio manager and an officer of the AllianceBernstein Technology Fund and an officer of AllianceBernstein Select Investor Series, and the other of whom had been an executive involved in selling Alliance Capital's hedge fund products. Alliance Capital continues to review the facts and circumstances relevant to the SEC's and NYAG's investigations, including whether third parties may have engaged in illegal late trading in the Funds and whether any of its employees knowingly facilitated such late trading. Consistent with the best interests of the Funds and their shareholders, Alliance Capital intends to vigorously pursue its rights, and the rights of the Funds and their shareholders, if it is determined that such trading occurred. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of these investigations may have on the Funds or Alliance Capital's results of operations or financial condition.

         Alliance Capital also announced that its Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

         On October 2, 2003, a class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint"), was filed in federal district court in the Southern District of New York against Alliance Capital Management Holding L.P.; Alliance Capital; Alliance Capital Management Corporation (collectively, the "Alliance Capital defendants"); each of the Funds listed above (except AllianceBernstein Exchange Reserves and The AllianceBernstein Portfolios); AXA Financial, Inc.; Gerald Malone; Charles Schaffran; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; and other unnamed defendants. The action, which is brought on behalf of a putative class of all persons who purchased shares in one or more of the defendant mutual funds between October 2, 1998 and September 29, 2003, alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Advisors Act of 1940. The principal allegations of the Hindo Complaint are that the Alliance Capital defendants entered into agreements under which certain named and unnamed parties were permitted to engage in late trading and market timing transactions in the defendant funds. According to the Complaint, these agreements were fraudulent and a breach of fiduciary duty to fund shareholders. In addition, plaintiffs allege that the prospectuses for the named AllianceBernstein mutual funds were false and misleading because they: (i) failed to disclose the existence of these late trading and market timing agreements; and
(ii) represented that fund shareholders would be safeguarded against the effects of such agreements. Plaintiffs seek unspecified damages, the rescission of plaintiffs' contracts with Alliance Capital, and recovery of any fees paid in connection therewith. Alliance Capital is evaluating the claims in the Hindo Complaint and intends to vigorously defend against them. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of this action may have on the Funds or on Alliance Capital's results of operations or financial condition. On October 8, 2003, a similar complaint was filed in federal district court in the Eastern District of New York in which all AllianceBernstein Funds are named as nominal defendants. Alliance Capital understands that additional lawsuits that are similar to these lawsuits have been filed, and believes that others may be filed, against Alliance Capital defendants, the Funds and related parties.

AllianceBernstein Technology Fund
Management of the Funds-Portfolio Managers

         Effective September 30, 2003, Janet Walsh is the person who is primarily responsible for the day-to-day management of the AllianceBernstein Technology Fund. Ms. Walsh is a Senior Vice President of Alliance Capital Management Corporation. She has been employed by Alliance in a substantially similar capacity to her current position for the past five years.

You should retain this Supplement with your prospectus for future reference.

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SM   This is a service mark used under license from the owner.





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